Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued liabilities [Abstract]
Accrued compensation expenses	$ 3,802	$ 2,692
Accrued interest	1,369
Accrued vendor payables	1,109	509
Accrued professional services	934	149
Other accrued liabilities	84	61
Total	$ 7,298	$ 3,411